3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Tables
Years of Useful Life
Depreciation/
Amortization
Asset Category	Period (Years)
Furniture and fixtures	5 - 7
Computer equipment	3 - 5
Leasehold improvements	5 - 8, not to exceed the lease terms

The range of estimated useful lives to be used to calculate depreciation and amortization for principal items of property and equipment are as follows:

Asset Category	Depreciation/ Amortization Period
Furniture and fixtures	5 Years
Computer equipment	3 Years
Leasehold improvements	5 Years